Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) € in Thousands	Dec. 31, 2018 EUR (€)
2019	€ 491
2020	460
2021	381
2022	205
2023 and thereafter	293
Total	€ 1,830